Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Hilli LLC Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Balance sheet
Current assets	$ 884,829	$ 1,258,506
Current liabilities	(454,911)	(414,412)
Hilli LLC | VIE debt
Balance sheet
Current assets	64,305	105,738
Non-current assets	1,330,540	1,481,722
Current liabilities	(377,165)	(381,131)
Non-current liabilities	$ (144,243)	$ (240,146)